Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographic region
Audit fees	€ 10,113	€ 7,845	€ 8,629
Audit-related fees	615	320	59
Tax fees	318	1,069	830
Other fees	41	251	716
Germany
Disclosure of geographic region
Audit fees	1,665	1,322	1,232
Audit-related fees	€ 525	316	18
Tax fees		115	169
Other fees		€ 234	€ 110